Income Taxes - Summary of Domestic and Foreign Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Deferred taxes
Deferred taxes	$ (205.2)	₨ (15,505.1)	₨ (8,308.9)	₨ 15,286.1
Income tax expense/(credit) reported	556.8	42,204.9	25,410.7	3,644.5
India [Member]
Current taxes
Current taxes	44.8	3,397.3	1,363.6	1,900.7
Deferred taxes
Deferred taxes	(1.6)	(124.3)	146.5	(1,363.0)
Other than India [Member]
Current taxes
Current taxes	307.4	23,302.5	15,738.2	17,029.9
Deferred taxes
Deferred taxes	$ 206.2	₨ 15,629.4	₨ 8,162.4	₨ (13,923.1)